LOSS PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Net loss for computation of basic and diluted net loss per share:
Net Loss attributable to MYnd Analytics, Inc.	$ (2,258,600)	$ (2,587,300)	$ (4,636,100)	$ (5,356,700)	$ (9,598,700)	$ (7,112,800)
Preferred stock dividends			$ (49,200)		(49,200)
Total					$ (9,647,900)	$ (7,112,800)
Basic and diluted net loss per share:
Basic and diluted net loss per share (in dollars per share)	$ (0.27)	$ (0.59)	$ (0.58)	$ (1.23)	$ (1.86)	$ (2.52)
Basic and diluted weighted average shares outstanding (in shares)	8,399,443	4,362,564	7,964,021	4,347,745	5,199,566	2,817,415
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	7,718,349	6,213,956	7,718,349	6,213,956	6,911,283	344,586
Warrant [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	6,075,319	5,617,481	6,075,319	5,617,481	6,075,874	957,198
Restricted Stock [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	13,095	42,416	13,095	42,416	406,564	4,500
Stock Option [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)	1,629,935	554,059	1,629,935	554,059
Stock Options [Member]
Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Total (in shares)					803,937	359,704